Property and Equipment (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation and amortization		$ 4,238	$ 0
Depreciation and amortization expense from discontinued operations		$ 55,280	$ 19,744
Subsequent Event [Member]
Lease equipment returned	$ 67,336